Business Segments - Summary of Operating Results and Capital Expenditures by Segment (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Net sales	$ 1,738	$ 1,935	$ 1,915	$ 1,536	$ 1,593	$ 1,454	$ 1,434	$ 1,507	$ 7,124	$ 5,988	$ 4,782
Operating income (loss)	124	$ 164	$ 108	$ 136	(4)	$ 72	$ (7)	$ 84	532	145	72
Interest expense, net									(102)	(109)	(83)
Other income, net									15	2	2
Income (loss) before income taxes									445	38	(9)
Depreciation and amortization									274	258	229
Capital expenditures									102	120	133
Total assets	4,000				3,953				4,000	3,953	4,159
Operating Segments | Petroleum
Segment Reporting Information [Line Items]
Net sales									6,780	5,664	4,431
Operating income (loss)									544	172	60
Depreciation and amortization									196	177	165
Capital expenditures									79	101	102
Total assets	2,453				2,416				2,453	2,416	2,441
Operating Segments | Nitrogen Fertilizer
Segment Reporting Information [Line Items]
Net sales									351	331	356
Operating income (loss)									6	(10)	26
Depreciation and amortization									72	74	58
Capital expenditures									19	14	23
Total assets	1,254				1,234				1,254	1,234	1,312
Other
Segment Reporting Information [Line Items]
Net sales									(7)	(7)	(5)
Operating income (loss)									(18)	(17)	(14)
Depreciation and amortization									6	7	6
Capital expenditures									4	5	8
Total assets	$ 293				$ 303				$ 293	$ 303	$ 406